STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings (Deficit) [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Parent [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2013	$ 1,485,331	$ 10,950	$ 4,257,028	$ (2,801,484)	$ (19,521)	$ 1,446,973	$ 38,358
Balance (in shares) at Dec. 31, 2013		10,950,000
Stock based compensation	(74,955)	$ 0	(74,955)	0	0	(74,955)	0
Components of comprehensive income (loss):
Foreign currency translation adjustment on deconsolidation of subsidiary	19,521	0	0	0	19,521	19,521	0
Deconsolidation of non-controlling interest	(38,358)	0	0	0	0	0	(38,358)
Net income (loss) for the year	(595,994)	0	0	(595,994)	0	(595,994)	0
Balance at Dec. 31, 2014	795,545	$ 10,950	4,182,073	(3,397,478)	0	795,545	0
Balance (in shares) at Dec. 31, 2014		10,950,000
Stock based compensation	1,056	$ 0	1,056	0	0	1,056	0
Components of comprehensive income (loss):
Net income (loss) for the year	(167,809)	0	0	(167,809)	0	(167,809)	0
Balance at Dec. 31, 2015	$ 628,792	$ 10,950	$ 4,183,129	$ (3,565,287)	$ 0	$ 628,792	$ 0
Balance (in shares) at Dec. 31, 2015		10,950,000